RELATED PARTY BALANCES AND TRANSACTIONS (Details) - CAD ($)	12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021
RELATED PARTY BALANCES AND TRANSACTIONS
Administrative fees	$ 8,500	$ 12,125	$ 4,350
Fees paid to the entity controlled by CFO	12,000	12,000	14,000
Equity settled share-based compensation	$ 640,860	$ 399,140	$ 0